Impacts of adoption of new IFRS standards (Details 4) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	$ 38,905	$ 34,625	$ 34,625
Previously stated [member]
Disclosure of financial liabilities [line items]
Financial liabilities		34,625
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	37,930	33,594	33,594
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Previously stated [member]
Disclosure of financial liabilities [line items]
Financial liabilities		33,594
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 975	1,031	$ 1,031
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Previously stated [member]
Disclosure of financial liabilities [line items]
Financial liabilities		$ 1,031